November 13, 2017

DREYFUS PREMIER INVESTMENT FUNDS, INC.

Dreyfus Large Cap Growth Fund

(Class A, C, I and Y Shares)

Supplement to Summary and Statutory Prospectuses

dated May 1, 2017

The following information supersedes and replaces the second paragraph in "Portfolio Management" in the summary prospectus and the second paragraph in "Fund Summary – Portfolio Management" in the statutory prospectus:

Irene D. O'Neill, CFA, and Thomas Lee are the fund's primary portfolio managers. Ms. O'Neill has been a primary portfolio manager of the fund (or its predecessor) since October 2005 and is the fund's lead portfolio manager. Ms. O'Neill is a Managing Director of The Bank of New York Mellon (BNY Mellon), an affiliate of Dreyfus. Mr. Lee has been a primary portfolio manager of the fund since November 2017 and is a Senior Analyst at BNY Mellon. Ms. O'Neill and Mr. Lee also are employees of Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the statutory prospectus:

Irene D. O'Neill, CFA, and Thomas Lee are the fund's primary portfolio managers. Ms. O'Neill has been a primary portfolio manager of the fund (or its predecessor) since October 2005 and is the fund's lead portfolio manager. Ms. O'Neill has been a Managing Director of BNY Mellon, an affiliate of Dreyfus, since 2006. She has been employed by Dreyfus since March 2008. Mr. Lee has been a primary portfolio manager of the fund since November 2017 and has been a Senior Analyst at BNY Mellon, an affiliate of Dreyfus, since 2005. Ms. O'Neill and Mr. Lee manage the fund in their capacity as employees of Dreyfus.

6574STK1117

November 13, 2017

DREYFUS PREMIER INVESTMENT FUNDS, INC.

Dreyfus Large Cap Growth Fund

(Class T Shares)

Supplement to Statutory Prospectus

dated May 1, 2017

The following information supersedes and replaces the second paragraph in "Fund Summary – Portfolio Management" in the statutory prospectus:

Irene D. O'Neill, CFA, and Thomas Lee are the fund's primary portfolio managers. Ms. O'Neill has been a primary portfolio manager of the fund (or its predecessor) since October 2005 and is the fund's lead portfolio manager. Ms. O'Neill is a Managing Director of The Bank of New York Mellon (BNY Mellon), an affiliate of Dreyfus. Mr. Lee has been a primary portfolio manager of the fund since November 2017 and is a Senior Analyst at BNY Mellon. Ms. O'Neill and Mr. Thomas also are employees of Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the statutory prospectus:

Irene D. O'Neill, CFA, and Thomas Lee are the fund's primary portfolio managers. Ms. O'Neill has been a primary portfolio manager of the fund (or its predecessor) since October 2005 and is the fund's lead portfolio manager. Ms. O'Neill has been a Managing Director of BNY Mellon, an affiliate of Dreyfus, since 2006. She has been employed by Dreyfus since March 2008. Mr. Lee has been a primary portfolio manager of the fund since November 2017 and has been a Senior Analyst at BNY Mellon, an affiliate of Dreyfus, since 2005. Ms. O'Neill and Mr. Lee manage the fund in their capacity as employees of Dreyfus.

4106S1117